Income Tax Expense (Details) - Schedule of income tax expense - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expense [Abstract]]
Income tax expenses
Deferred tax expenses
Income tax expenses